Leases - Assets by Type Which Nomura Leases on Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Leases [Line Items]
Cost	¥ 19,365		¥ 11,716
Accumulated depreciation	(2,622)		(2,288)
Net carrying amount	16,743		9,428
Real estate [Member]
Leases [Line Items]
Cost	3,448	[1]	3,447	[1]
Accumulated depreciation	(1,388)	[1]	(1,334)	[1]
Net carrying amount	2,060	[1]	2,113	[1]
Aircraft [Member]
Leases [Line Items]
Cost	15,917		8,269
Accumulated depreciation	(1,234)		(954)
Net carrying amount	¥ 14,683		¥ 7,315

[1]	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.